Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2022
Dividends On Ordinary Shares [Abstract]
Dividends on Ordinary Shares
10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2022	2021	2020	2022	2021	2020
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	1.25	0.90	0.42	389	281	129
– second interim	2.01	3.47	—	625	1,077	—
	3.26	4.37	0.42	1,014	1,358	129
In 2022 an interim dividend of £1,014m (2021: £1,358m, 2020: £129m) was paid on the Company's ordinary shares in issue, £300m of which was a special dividend. These were paid following review and approval by the Board in line with our dividend policy.